Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee meets in February each year to consider prior year performance under the company’s incentive programs. As appropriate, annual awards of equity-based compensation under the company’s long-term incentive program are approved at this meeting. The company maintains an equity grant policy that provides that, except as otherwise determined by the Committee, annual awards of equity-based compensation to executive officers (including the NEOs) under the company's long-term incentive program will have a March 1 grant date, and non-annual awards to executive officers relating to new hires or promotions will be granted on, or as soon as administratively practicable following, as applicable, the individual's start date or promotion date. The closing stock price on the grant date is used to determine the number of equity units awarded. The March 1 date is intended to coincide with a time when the company is unlikely to be in possession of material nonpublic information. No stock options have been granted under the company's current long-term incentive program.

Award Timing Method	The Committee meets in February each year to consider prior year performance under the company’s incentive programs. As appropriate, annual awards of equity-based compensation under the company’s long-term incentive program are approved at this meeting. The company maintains an equity grant policy that provides that, except as otherwise determined by the Committee, annual awards of equity-based compensation to executive officers (including the NEOs) under the company's long-term incentive program will have a March 1 grant date, and non-annual awards to executive officers relating to new hires or promotions will be granted on, or as soon as administratively practicable following, as applicable, the individual's start date or promotion date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The March 1 date is intended to coincide with a time when the company is unlikely to be in possession of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false